Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
As of December 31, 2013, the Company was obligated under non-cancellable operating leases minimum rentals as follows:

HK$

Years ending December 31,
2014	13,282
2015	2,278
2016	2,193
Thereafter	4,054
Total minimum lease payments	21,807